Warrant Liabilities (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 25, 2024	Apr. 30, 2024	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Feb. 28, 2023
Two Thousand Twenty Two And Two Thousand Twenty Three Convertible Promissory Notes Warrants [Member]
Warrant Liabilities [Line Items]
Warrants to purchase common stock				50.00%
IPO price per share				100.00%
Percentage of redemption price				100.00%
IPO stock price				125.00%
Warrant liability, fair value						$ 581,364	$ 12,874
Fair value of warrant liabilities				$ 1,078,132	$ (348,994)
Warrants outstanding					794,868
Class of warrant exercise price (in Dollars per share)		$ 120	$ 120
Warrants outstanding, shares (in Shares)		45,416	45,416
2023 Series — Convertible Whiskey Special Ops 2023 Notes Warrants [Member]
Warrant Liabilities [Line Items]
IPO price per share			100.00%
Fair value of warrant liabilities				1,814,712	108,835
Warrants outstanding		$ 48,889	$ 48,889	$ 302,020	1,621,527
Class of warrant exercise price (in Dollars per share)		$ 100	$ 100
Warrants outstanding, shares (in Shares)		37,795	37,795
Percentage of stock price on warrant exercise price			125.00%
Outstanding notes, aggregate value of principal		$ 8,678,433	$ 8,678,433
Proceeds from convertible notes		6,630,870
Conditional issuance of Prepaid Warrants (in Shares)				27,346
Warrants issued (in Shares)	9,850
Number of consecutive trading days of common stock	5 days
2023 Series — Convertible Whiskey Special Ops 2023 Notes Warrants [Member] | Whiskey Notes [Member]
Warrant Liabilities [Line Items]
Warrants outstanding					1,512,692
2024 Series — Convertible Whiskey Special Ops 2024 Notes Warrants | Related Party [Member]
Warrant Liabilities [Line Items]
Warrants outstanding		26,706	26,706
Warrants issued (in Shares)	9,850			0
Convertible Notes [Member] | 2023 Series — Convertible Whiskey Special Ops 2023 Notes Warrants [Member]
Warrant Liabilities [Line Items]
Outstanding notes, aggregate fair value		$ 23,311,063	$ 23,311,063
Warrants converted (in Shares)		27,346
Related Party [Member] | Two Thousand Twenty Two And Two Thousand Twenty Three Convertible Promissory Notes Warrants [Member]
Warrant Liabilities [Line Items]
Warrant liability, fair value						$ 300,059
Fair value of warrant liabilities				$ 462,410	149,710
Warrants outstanding				0	340,918
Related Party [Member] | 2023 Series — Convertible Whiskey Special Ops 2023 Notes Warrants [Member]
Warrant Liabilities [Line Items]
Fair value of warrant liabilities				406,774	29,267
Warrants outstanding					406,774
Warrants outstanding				111,112	$ 436,041
Warrant Liabilities [Member] | 2023 Series — Convertible Whiskey Special Ops 2023 Notes Warrants [Member]
Warrant Liabilities [Line Items]
Fair value of warrant liabilities				0
Warrant Liabilities [Member] | Related Party [Member] | 2023 Series — Convertible Whiskey Special Ops 2023 Notes Warrants [Member]
Warrant Liabilities [Line Items]
Fair value of warrant liabilities				$ 0
Common Stock [Member] | 2023 Series — Convertible Whiskey Special Ops 2023 Notes Warrants [Member]
Warrant Liabilities [Line Items]
Common stock, shares authorized (in Shares)		119,954	119,954
Series A Preferred Stock [Member] | 2023 Series — Convertible Whiskey Special Ops 2023 Notes Warrants [Member]
Warrant Liabilities [Line Items]
Subscription amount, percentage	25.00%
Dollar Amount Included in Warrant Calculation (in Dollars per share)	$ 100
IPO [Member] | 2023 Series — Convertible Whiskey Special Ops 2023 Notes Warrants [Member]
Warrant Liabilities [Line Items]
Stock price (in Dollars per share)	$ 80
IPO [Member] | 2024 Series — Convertible Whiskey Special Ops 2024 Notes Warrants | Related Party [Member]
Warrant Liabilities [Line Items]
Warrants issued (in Shares)	9,850
IPO [Member] | Series A Preferred Stock [Member] | 2023 Series — Convertible Whiskey Special Ops 2023 Notes Warrants [Member]
Warrant Liabilities [Line Items]
Class of warrant exercise price (in Dollars per share)	$ 80
Percentage of stock price on warrant exercise price	125.00%
Divided exercise price (in Dollars per share)	$ 100